ACQUISITIONS	12 Months Ended
Jun. 30, 2022
ACQUISITIONS
ACQUISITIONS

6.    ACQUISITIONS

Acquisition of Insuagro

On April 9, 2021, as part of the reorganization process of the crop protection business segment, we acquired a controlling interest in Insuagro, an Argentine public company. The interest acquired is represented by a total of 11,022,000 shares, distributed as follows: (i) 2,749,390 ordinary, registered shares of AR$ 0.10 nominal value each and five votes per share, denominated Class A; and (ii) 8,272,610 ordinary, registered shares of Pesos 0.10 nominal value each and one vote per share, denominated Class B, jointly representing 50.1% of equity interest and 55.05% of voting interest. At closing, two Insuagro directors (of three total members) were replaced by two directors of Bioceres

Acquiring control over Insuagro, we also acquired control over two SPEs. SPEs are financial trust on public offering, whose underlying assets are trade receivables from Insuagro (trade receivables securitization). Insuagro is the administrator of the receivables, acts as the collection agent and has agreed to replace bad accounts receivable. Certificates of Participation issued by each SPEs are owned by Insuagro.

The consideration for the acquisition was $0.282 per share, totaling an amount of $3.1 million (the “Fixed Price”). At the issuance of this financial statements, we paid $1.1 million, and the rest is payable in two installments due August 31, 2023 and 2024 for an amount of $0.9 million and $1.2 million, respectively. The amount payable will accrue an interest annual rate of 5.5%. The Fixed Price may be increased up to 3.5x Adjusted EBITDA (as defined in the share exchange agreement) per share to be measured in each annual reporting period.

Fair value of the consideration of payment

Cash payment	200,000
Financed payment	2,625,335
Contingent payment	951,622
Total consideration	3,776,957

The consideration of payment was measured at fair value, which was calculated as the sum of the acquisition‑date fair values of the assets transferred, and the liabilities incurred. The fair values measured were based on discounting future cash flow using market discount rates. The difference between fair value and nominal value of consideration will be recognized as finance cost over the period the consideration will be paid.

Assets acquired, liabilities assumed, and non-controlling interest recognized.

Net assets incorporated
Cash and cash equivalents	555,804
Other financial assets	2,024,367
Trade receivables	17,536,888
Other receivables	419,877
Income and minimum presumed income taxes recoverable	117,229
Inventory	5,603,068
Deferred tax assets	106,952
Property, plant and equipment	1,662,516
Intangible assets	264,847
Trade and other payables	(17,311,906)
Borrowings	(5,928,748)
Employee benefits and social security	(201,472)
Deferred revenues and advances from customers	(301,017)

Revaluation of existing assets

Property, plant and equipment	289,529
Intangible assets	2,659,050
Deferred tax	(884,574)

Total net assets identified	6,612,410

Non-controlling interest	(3,305,543)

Goodwill	470,090

Total consideration	3,776,957

Goodwill is not expected to be deductible for tax purposes.

Non-controlling interest was measured at the present ownership instruments’ proportionate share in the recognized amounts of the acquiree’s identifiable net assets.

The amounts of revenue and profit or loss of the acquiree since the acquisition date included in the consolidated statement of comprehensive income for year ended June 30, 2021, were $7.6 million and ($0.2) million, respectively. The revenue and profit or loss of the combined entity for year ended June 30, 2021 as though the acquisition date for the business combination had been as of the beginning of the annual reporting period amount to $233.3 million and ($4.6) million, respectively.

As Insuagro is a public company listed in Bolsas y Mercados Argentinos S.A. (“BYMA”), and in accordance with the Capital Markets Law of Argentina, we made a mandatory public offer for the acquisition of the remaining Class B Shares for the minority shareholders who did not participate in the sale purchase agreement aforementioned. The total of shares subject to the offer and outstanding was 3,750,348 Class B Shares. The offer price payable for each Class B Share was $0.297 per share (average trading value of the last 6 months). This consideration could be adjusted, if applicable, based on the Company’s Adjusted EBITDA in the same conditions mentioned before.

On August 2, 2021, the mandatory offer was completed, and we bought 2,467,990 shares. Consideration of payment was $0.7 million in cash and $0.26 million financed as a conditional payment. The Group has recognized in equity the difference between the amount by which the non-controlling interests were incorporated, and the fair value of the consideration paid.

As of June 30, 2022, we owned 13,489,990 shares of Insuagro, which represent 61.32% of the share capital and 61.22% of the votes.

Finally, on August 31, 2022 and based on the adjusted EBITDA measured for the year ended June 30, 2022, the Fixed Price was increased up to $0.965 per share.

Acquisition of Verdeca and other intangibles assets

On November 12, 2020 we acquired from Arcadia the remaining ownership interest in Verdeca, a joint agreement formed by Bioceres and Arcadia in 2012 to develop second generation biotechnologies for soybean and to globally commercialize the HB4 Soy technology.

As part of the transaction, Bioceres has gained full access to and control of Verdeca´s vetted soybean library of gene-edited materials used to develop new quality and productivity traits for this crop, as well as exclusive rights to all Arcadia technologies that are applicable to soybean and in-licensing rights to Arcadia’s safflower and wheat traits and the related brands.

The complementary portfolio of materials being licensed includes wheat varieties that produce flour with 65% less gluten, ten times the dietary fiber content of conventional wheat flours, and oxidative stability, which extends the shelf life of whole flours and food products produced with these flours. In addition, these flours produce breads and other foods that are substantially equivalent in taste and all other aspects to conventional wheat.

In consideration for the acquisition of the above-mentioned rights and assets, Bioceres paid Arcadia at the closing of the transaction $5 million in cash and $15 million in equity consisting of 1,875,000 Bioceres common shares. Bioceres has relied on the exemption from the registration requirements of the Securities Act of 1933 under Section 4(a)(2) thereof, for a transaction by an issuer not involving any public offering. Bioceres will also pay Arcadia $2 million subject to Verdeca obtaining Chinese import clearance for HB4 Soy or achieving penetration of this technology in a minimum number of planted hectares. These payments do not include $1 million due to Arcadia post-closing as a reimbursement of costs associated with the transaction.

Following the transaction Bioceres agreed with Arcadia to make royalty payments equivalent to 6% of the net HB4 Soy technology revenues realized by Verdeca and capped at a maximum $10 million aggregate amount of royalty payments and a royalty payment equivalent to 25% of the net wheat technology revenues resulting from the in-licensed materials.

On April 22, 2022, Verdeca obtained the Chinese import clearance for HB4 and Bioceres has already paid the initial instalment of $0.5 million for the contingent payment mentioned before.

Acquisition of Moolec Science Ltd

On March 16, 2021, we acquired a 6% ownership interest, represented by 2,919,715 ordinary shares, in Moolec Science Ltd. (“Moolec”), a United Kingdom Molecular Farming company pursuing a hybrid concept between plant and cell-based technologies for the production of animal-free food solutions. Moolec has developed and fully de-regulated the world’s first bovine protein derived from modified safflower grain, a patented technology branded under the SPC name. In consideration for the acquisition, Bioceres transferred to Moolec the license to use and commercialize GLA/ARA safflower patents (Note 7.8).